UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3025

Dreyfus Institutional Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus Institutional Money Market Fund, Government Securities Series

September 30, 2007 (Unaudited)

	Annualized
	Yield on Date	Principal
Repurchase Agreements--100.1%	of Purchase (%)	Amount ($)	Value ($)

Banc of America Securities LLC
dated 9/28/07, due 10/1/07 in the amount of
$3,000,975 (fully collateralized by $2,342,000 U.S.
Treasury Bonds, 7.875%, due 2/15/21, value $3,060,422)	3.90	3,000,000	3,000,000
Bear Stearns Cos. Inc.
dated 9/28/07, due 10/1/07 in the amount of
$3,000,963 (fully collateralized by $1,880,000
Treasury Inflation Protected Securities, 3.875%, due
4/15/29, value $3,059,596 and $5,000 U.S. Treasury
Notes, 5.125%, due 6/30/08, value $5,100)	3.85	3,000,000	3,000,000
Credit Suisse (USA) Inc.
dated 9/28/07, due 10/1/07 in the amount of
$3,000,988 (fully collateralized by $2,360,000
Treasury Inflation Protected Securities, 3.625%, due
1/15/08, value $3,062,777)	3.95	3,000,000	3,000,000
Deutsche Bank Securities
dated 9/28/07, due 10/1/07 in the amount of
$3,000,988 (fully collateralized by $8,652,378
U.S. Treasury Strips, due 11/15/28, value $3,060,000)	3.95	3,000,000	3,000,000
Goldman, Sachs & Co.
dated 9/28/07, due 10/01/07 in the amount of
$3,000,875 (fully collateralized by $3,211,000 U.S.
Treasury Bonds, 4.50%, due 2/15/36, value $3,074,749)	3.50	3,000,000	3,000,000
Greenwich Capital Markets
dated 9/28/07, due 10/1/07 in the amount of
$2,000,658 (fully collateralized by $1,965,000 U.S.
Treasury Notes, 4.75%, due 5/31/12, value $2,040,424)	3.95	2,000,000	2,000,000
J.P. Morgan Chase & Co.
dated 9/28/07, due 10/1/07 in the amount of
$2,000,658 (fully collateralized by $2,055,000 U.S.
Treasury Bills, due 11/23/07, value $2,043,780)	3.95	2,000,000	2,000,000
Lehman Brothers Inc.
dated 9/28/07, due 10/1/07 in the amount of
$3,000,988 (fully collateralized by $3,125,000 U.S.
Treasury Bills, due 3/27/08, value $3,063,594)	3.95	3,000,000	3,000,000
Merrill Lynch & Co. Inc.
dated 9/28/07, due 10/1/07 in the amount of
$3,000,925 (fully collateralized by $3,030,000 U.S.
Treasury Notes, 4.50%, due 5/15/17, value $3,064,755)	3.70	3,000,000	3,000,000
Morgan Stanley
dated 9/28/07, due 10/1/07 in the amount of
$3,000,988 (fully collateralized by $3,051,000 U.S.
Treasury Notes, 4.125%, due 8/15/10, value $3,075,109)	3.95	3,000,000	3,000,000
UBS Securities LLC

dated 9/28/07, due 10/1/07 in the amount of
$3,000,988 (fully collateralized by $5,310,000 U.S.
Strips, due 2/15/19, value $3,060,790)	3.95	3,000,000	3,000,000
Total Investments (cost $31,000,000)		100.1%	31,000,000
Liabilities, Less Cash and Receivables		(.1%)	(22,317)
Net Assets		100.0%	30,977,683
.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Money Market Fund, Money Market Series
September 30, 2007 (Unaudited)

Commercial Paper--45.5%	Principal Amount ($)	Value ($)

Allied Irish Banks N.A. Inc.
5.63%, 12/11/07	2,000,000	1,978,108
Cancara Asset Securitisation Ltd.
5.27%, 12/20/07	2,000,000 a	1,976,889
CC (USA) Inc.
5.31%, 11/9/07	3,000,000 a	2,983,198
FCAR Owner Trust, Ser. II
5.33%, 11/16/07	3,000,000	2,980,105
Gotham Funding Corp.
5.26%, 2/25/08	2,259,000 a	2,211,495
Harrier Finance Funding Ltd.
5.31%, 11/7/07	3,000,000 a	2,984,059
Liquid Funding Ltd.
5.33%, 11/26/07	3,000,000 a	2,975,827
Santander Central Hispano Finance (Delaware) Inc.
5.70%, 12/13/07	2,000,000	1,977,228
Scaldis Capital Ltd.
5.24%, 12/21/07	2,000,000 a	1,976,735
Societe Generale N.A. Inc.
5.85%, 12/7/07	2,000,000	1,978,541
Solitaire Funding Ltd.
5.63%, 12/18/07	2,000,000 a	1,975,950
Total Commercial Paper
(cost $25,998,135)		25,998,135
Promissory Note--3.5%

Goldman Sachs Group Inc.
5.07%, 6/17/08
(cost $2,000,000)	2,000,000	2,000,000
Time Deposits--7.0%

Key Bank U.S.A., N.A. (Grand Cayman)
4.75%, 10/1/07	2,000,000	2,000,000
National City Bank, Cleveland, OH (Grand Cayman)
4.87%, 10/1/07	2,000,000	2,000,000
Total Time Deposits
(cost $4,000,000)		4,000,000
Repurchase Agreements--45.6%

Banc of America Securities LLC
5.12%, dated 9/28/07, due 10/1/07 in the amount of
$4,001,707 (fully collateralized by $16,131,194
Federal Home Loan Mortgage Corp., .733%-5%,
due 11/15/34-6/15/36, value $4,080,000)	4,000,000	4,000,000
Barclays Financial LLC
5.05%, dated 9/28/07, due 10/1/07 in the amount of
$4,001,683 (fully collateralized by $4,047,000
Federal Farm Credit Bank, Notes, 4.875%, due 12/16/15,

value $4,080,155)	4,000,000	4,000,000
Barclays Financial LLC
5.35%, dated 9/28/07, due 10/1/07 in the amount of
$2,000,892 (fully collateralized by $1,473,000 U.S.
Treasury Bonds, 8.75%, due 8/15/20, value $2,041,242)	2,000,000	2,000,000
Credit Suisse (USA) Inc.
5.40%, dated 9/28/07, due 10/1/07 in the amount of
$2,000,900 (fully collateralized by $2,545,000
Corporate Bonds, 6.50%, due 9/1/36, value $2,040,903)	2,000,000	2,000,000
Deutsche Bank Securities
5.37%, dated 9/28/07, due 10/1/07 in the amount of
$2,000,895 (fully collateralized by $2,174,607
Corporate Bonds, 5.43%, due 7/25/15, value $2,060,001)	2,000,000	2,000,000
Greenwich Capital Markets
5.10%, dated 9/28/07, due 10/1/07 in the amount of
$4,001,700 (fully collateralized by $76,040,262
Federal National Mortgage Association,
1.369%-8.933%, due 9/25/36-7/25/37, value $4,080,120)	4,000,000	4,000,000
J.P. Morgan Chase & Co.
5.37%, dated 9/28/07, due 10/1/07 in the amount of
$2,000,895 (fully collateralized by $2,060,000
Corporate Bonds, 7.086%, due 7/18/11, value
$2,060,041)	2,000,000	2,000,000
Merrill Lynch & Co. Inc.
5.35%, dated 9/28/07, due 10/1/07 in the amount of
$2,000,892 (fully collateralized by $2,495,000
Corporate Bonds, 8.90%, due 1/15/32, value $2,103,403)	2,000,000	2,000,000
Morgan Stanley
5.35%, dated 9/28/07, due 10/1/07 in the amount of
$2,000,892 (fully collateralized by $10,587,357
Corporate Bonds, 0%-6.078%, due 10/1/07-6/11/49,
value $3,020,037)	2,000,000	2,000,000
UBS Securities LLC
5.40%, dated 9/28/07, due 10/1/07 in the amount of
$2,000,900 (fully collateralized by $2,055,000
Corporate Bonds, 4.608%, due 11/16/07, value
$2,064,075)	2,000,000	2,000,000
Total Repurchase Agreements
(cost $26,000,000)		26,000,000
Total Investments (cost $57,998,135)	101.6%	57,998,135
Liabilities, Less Cash and Receivables	(1.6%)	(904,336)
Net Assets	100.0%	57,093,799

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to $17,084,153 or 29.9% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Money Market Fund, Inc.

Date: November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 26, 2007

Date: November 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)